FAIR VALUE MEASUREMENTS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Option, Quantitative Disclosures
Fair value option credit risk gains (losses) on liabilities	$ 420	$ (779)	$ (86)
Segment Discontinued Operations
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	1,300	4,900	3,800
Fair Value Option
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	971	1,818	3,828
Fair Value Option | Policyholder contract deposits
Fair Value, Option, Quantitative Disclosures
Gain (Loss)		(320)	(1,121)
Fair Value Option | Securities sold under agreements to repurchase
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	(62)	14	(73)
Fair Value Option | Securities and spot commodities sold but not yet purchased
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	(4)	(21)	(148)
Fair Value Option | Other long-term debt
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	(966)	(1,595)	2,482
Fair Value Option | Other liabilities
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	(1)	(1)	(173)
Fair Value Option | Mortgage and other loans receivable, net of allowance
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	11	53	(6)
Fair Value Option | Bond and equity securities
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	1,273	2,060	2,513
Fair Value Option | Trading - ML II Interest
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	42	513	(25)
Fair Value Option | Trading - ML III Interest
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	(646)	1,792	419
Fair Value Option | Securities purchased under agreements to resell
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	34	1	(8)
Fair Value Option | Retained interest in AIA
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	1,289	(638)
Fair Value Option | Short-term investments and other invested assets and Other assets
Fair Value, Option, Quantitative Disclosures
Gain (Loss)	$ 1	$ (40)	$ (32)